LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 4.68%
321 Henderson Receivables I LLC, 2004-A A1 (1 Month LIBOR USD + 0.350%) (a)(c)	09/15/2045	3.17%	$23,624	$23,212
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	276,123	266,812
AmeriCredit Automobile Receivables Trust
Series 2020-3 A-3	06/18/2025	0.53%	1,313,419	1,295,198
Series 2021-2 A3	12/18/2026	0.34%	2,010,000	1,942,870
Asset Backed Securities Corp Home Equity Loan Trust, 2002-HE1 M1 (1 Month LIBOR USD + 1.650%) (c)	03/15/2032	4.47%	274,359	268,485
Bank of America Credit Card Trust, 2021-A1 A1	09/15/2026	0.44%	850,000	798,794
Carmax Auto Owner Trust, 2021-4 A3	09/15/2026	0.56%	2,620,000	2,489,037
Carvana Auto Receivables Trust
Series 2021-P2 A3	03/10/2026	0.49%	2,630,000	2,547,074
Series 2021-P4 A-3	01/10/2027	1.31%	3,620,000	3,409,026
Carvana Auto Receivables Trust 2022-P3, 2022-P3	11/10/2027	4.61%	3,825,000	3,757,804
Chase Issuance Trust, 2020-A1 A1	01/15/2025	1.53%	1,050,000	1,043,490
Citibank Credit Card Issuance Trust
Series 2018-A6 A6	12/09/2024	3.21%	1,500,000	1,499,043
Series 2018-A3 A3	05/23/2025	3.29%	1,085,000	1,077,877
DB Master Finance LLC, 2021-1A A2I (a)	11/20/2051	2.05%	2,034,625	1,732,961
Diamond Resorts Owner Trust
Series 2018-1 A (a)	01/21/2031	3.70%	251,548	247,236
Series 2021-1A A (a)	11/21/2033	1.51%	542,778	494,000
Discover Card Execution Note Trust, 2018-A2 A2 (1 Month LIBOR USD + 0.330%) (c)	08/15/2025	3.15%	1,225,000	1,224,858
Elara HGV Timeshare Issuer, 2021-A A (a)	08/27/2035	1.36%	2,226,858	1,970,648
Freddie Mac STACR REMIC Trust, 2021-HQA4 M1 (SOFR30A + 0.950%) (a)(c)	12/26/2041	3.23%	3,203,228	3,051,077
GM Financial Automobile Leasing Trust, 2021-2 A4	05/20/2025	0.41%	2,182,000	2,096,938
GM Financial Consumer Automobile Receivables Trust
Series 2021-1 A3	10/16/2025	0.35%	1,170,068	1,136,690
Series 2021-3 A3	06/16/2026	0.48%	2,310,000	2,203,377
Series 2021-4 A3	09/16/2026	0.68%	1,736,000	1,636,028
Honda Auto Receivables Owner Trust, 2020-3 A3	10/18/2024	0.37%	1,549,727	1,515,964
Hyundai Auto Receivables Trust, 2020-C A3	05/15/2025	0.38%	1,715,297	1,673,230
Invitation Homes Trust, 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	3.69%	549,893	542,573
MVW Owner Trust
Series 2018-1A A (a)	01/21/2036	3.45%	569,657	553,098
Series 2019-1A A (a)	11/20/2036	2.89%	267,032	252,860
Series 2019-2A A (a)	10/20/2038	2.22%	336,831	317,691
Series 2021-1WA A (a)	01/22/2041	1.14%	917,982	827,437
Navient Student Loan Trust, 2021-A A (a)	05/15/2069	0.84%	779,283	685,615
OneMain Financial Issuance Trust, 2018-2A A (a)	03/14/2033	3.57%	500,000	490,942
PFS Financing Corp.
Series 2020-G A (a)	02/17/2026	0.97%	900,000	848,655
Series 2021-B A (a)	08/17/2026	0.77%	1,450,000	1,332,810
Planet Fitness Master Issuer LLC, 3.25100 (a)	12/05/2051	3.25%	2,388,000	2,069,883
Santander Drive Auto Receivables Trust, 2021-4 A3	08/15/2025	0.51%	2,734,573	2,715,996
SoFi Professional Loan Program LLC
Series 2016-D A2B (a)	04/25/2033	2.34%	131,885	129,580
Series 2017-B A2FX (a)	05/25/2040	2.74%	69,461	68,695
SoFi Professional Loan Program Trust, 2021-B AFX (a)	02/15/2047	1.14%	1,790,846	1,491,687
Taco Bell Funding LLC, 2021-1A A21 (a)	08/25/2051	1.95%	2,506,063	2,100,206
Tesla Auto Lease Trust, 2021-A B (a)	03/20/2025	1.02%	1,100,000	1,046,763
Toyota Lease Owner Trust, 2021-B A3 (a)	10/21/2024	0.42%	2,640,000	2,542,059
Verizon Owner Trust
Series 2019-B A1A	12/20/2023	2.33%	8,505	8,498
Series 2019-C A1A	04/20/2024	1.94%	33,843	33,764
Series 2020-A A1A	07/20/2024	1.85%	578,073	574,991
Volkswagen Auto Loan Enhanced Trust, 2021-1 A-3	06/22/2026	1.02%	2,790,000	2,644,490
TOTAL ASSET BACKED SECURITIES (Cost $64,270,172)				60,680,022

COMMODITY POOL: 14.65%			Shares
Galaxy Commmodity Polaris Fund - Valent			216,261	190,018,903
TOTAL COMMODITY POOL (Cost $224,618,602)				190,018,903
			Principal Amount
CORPORATE BONDS: 9.91%
Aerospace & Defense: 0.09%
Boeing Co.	02/04/2026	2.20%	1,260,000	1,120,321

Auto Manufacturers: 0.34%
General Motors Financial Co., Inc.	10/15/2024	1.20%	620,000	569,279
General Motors Financial Co., Inc.	06/20/2025	2.75%	1,795,000	1,653,693
Mercedes-Benz Finance North America LLC (a)	03/01/2024	0.75%	540,000	508,686
Volkswagen Group of America Finance LLC (a)	11/22/2023	0.88%	960,000	914,025
Volkswagen Group of America Finance LLC (a)	11/24/2025	1.25%	850,000	746,559
				4,392,242
Banks: 5.01%
Banco Santander SA (b)	02/23/2023	3.13%	1,200,000	1,190,880
Banco Santander SA (b)	03/24/2025	3.50%	800,000	762,103
Banco Santander SA (b)	05/28/2025	2.75%	585,000	534,972
Bank of America Corp. (SOFR + 0.690%) (c)	04/22/2025	0.98%	7,280,000	6,768,094
Bank of America Corp. (SOFR + 1.150%) (c)	06/19/2026	1.32%	4,070,000	3,613,062
Bank of America Corp. (SOFR + 1.010%) (c)	10/24/2026	1.20%	2,415,000	2,104,435
Barclays PLC (1 Year CMT Rate + 0.800%) (b)(c)	12/10/2024	1.01%	1,385,000	1,303,712
BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(c)	11/19/2025	2.82%	1,700,000	1,584,939
Canadian Imperial Bank (b)	04/07/2027	3.45%	1,125,000	1,034,992
Citigroup, Inc. (SOFR + 0.669%) (c)	05/01/2025	0.98%	2,325,000	2,154,708
Citigroup, Inc. (SOFR + 1.372%) (c)	05/24/2025	4.14%	2,175,000	2,126,506
Citigroup, Inc. (SOFR + 0.528%) (c)	11/03/2025	1.28%	1,420,000	1,297,574
Citigroup, Inc. (SOFR + 0.765%) (c)	01/28/2027	1.12%	1,225,000	1,048,359
Credit Suisse AG (b)	05/05/2023	1.00%	1,100,000	1,072,500
Credit Suisse AG (b)	08/09/2023	0.52%	1,490,000	1,426,834
Credit Suisse AG (b)	07/09/2027	5.00%	875,000	807,928
Deutsche Bank NY (b)	05/28/2024	0.90%	670,000	618,987
Federation des Caisses Desjardins du Quebec (a)(b)	05/21/2024	0.70%	1,220,000	1,133,138
Goldman Sachs Group, Inc. (SOFR + 0.572%) (c)	03/08/2024	0.67%	2,955,000	2,889,046
Goldman Sachs Group, Inc.	03/15/2024	3.00%	1,450,000	1,409,230
Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.201%) (c)	09/29/2025	3.27%	3,400,000	3,239,560
Goldman Sachs Group, Inc. (SOFR + 0.789%) (c)	12/09/2026	1.09%	1,585,000	1,367,976
HSBC Holdings PLC (SOFR + 0.708%) (b)(c)	05/24/2025	0.98%	930,000	854,645
HSBC Holdings PLC (SOFR + 1.538%) (b)(c)	04/18/2026	1.65%	675,000	600,362
HSBC Holdings PLC (SOFR + 1.929%) (b)(c)	06/04/2026	2.10%	1,245,000	1,115,021
ING Groep NV (b)	04/09/2024	3.55%	1,210,000	1,179,374
ING Groep NV (SOFR + 1.640%) (b)(c)	03/28/2026	3.87%	1,165,000	1,104,604
JP Morgan Chase & Co. (SOFR + 0.540%) (c)	06/01/2025	0.82%	2,800,000	2,592,780
JP Morgan Chase & Co. (SOFR + 0.800%) (c)	11/19/2026	1.05%	3,565,000	3,084,022
JP Morgan Chase & Co. (TSFR3M + 0.695%) (c)	02/04/2027	1.04%	1,605,000	1,364,298
Mitsubishi UFJ Financial Group, Inc. (b)	02/25/2025	2.19%	1,205,000	1,117,938
Morgan Stanley (SOFR + 0.525%) (c)	05/30/2025	0.79%	425,000	391,266
Morgan Stanley (SOFR + 1.152%) (c)	07/22/2025	2.72%	1,525,000	1,447,002
Morgan Stanley (SOFR + 0.858%) (c)	07/20/2027	1.51%	2,630,000	2,240,809
NatWest Markets PLC (a)(b)	08/12/2024	0.80%	850,000	780,887
Royal Bank of Canada (b)	07/26/2024	3.97%	1,130,000	1,110,267
Standard Chartered PLC (3 Month LIBOR USD + 1.080%) (a)(b)(c)	03/15/2024	3.89%	675,000	668,407
Svenska Handelsbanken AB (a)(b)	06/11/2024	0.55%	670,000	623,714
Toronto-Dominion Bank (b)	06/06/2025	3.77%	1,100,000	1,063,004
Toronto-Dominion Bank (b)	09/10/2026	1.25%	1,350,000	1,156,413
UBS AG/London (a)(b)	06/01/2023	0.38%	770,000	746,377
UBS AG/London (a)(b)	08/09/2024	0.70%	1,200,000	1,108,663
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(c)	07/30/2024	1.01%	525,000	506,582
UBS Group AG (1 Year CMT Rate + 1.550%) (a)(b)(c)	05/12/2026	4.49%	650,000	626,553
				64,972,523
Cosmetics & Personal Care: 0.21%
GSK Consumer Healthcare Capital UK PLC (a)(b)	03/24/2025	3.13%	2,875,000	2,714,210

Diversified Financial Services: 0.76%
AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2023	1.15%	1,425,000	1,353,864
AerCap Ireland Capital/Global Aviation Trust (b)	10/29/2024	1.65%	2,745,000	2,508,553
AerCap Ireland Capital/Global Aviation Trust (b)	01/15/2025	3.50%	1,900,000	1,785,729
AerCap Ireland Capital/Global Aviation Trust (b)	01/30/2026	1.75%	925,000	791,324
Capital One Financial Corp. (SOFR + 1.370%) (c)	05/09/2025	4.17%	1,150,000	1,118,850
Charles Schwab Corp.	03/03/2027	2.45%	915,000	821,489
Dragon 2012 LLC	03/12/2024	1.97%	3,536	3,467
Helios Leasing I LLC	05/29/2024	2.02%	4,029	3,943
Helios Leasing I LLC	07/24/2024	1.73%	4,571	4,458
Helios Leasing I LLC	09/28/2024	1.56%	4,517	4,295
MSN 41079 and 41084 Ltd. (b)	07/13/2024	1.72%	4,560	4,431
OMERS Finance Trust (a)(b)	05/02/2024	2.50%	920,000	891,903
Phoenix 2012 LLC	07/03/2024	1.61%	4,533	4,409
Private Export Funding Corp.	06/15/2025	3.25%	510,000	491,073
Tagua Leasing LLC (c)	11/16/2024	1.58%	5,083	4,922
				9,792,710
Electric: 0.15%
Eversource Energy	08/15/2025	0.80%	200,000	176,884
Southern California Edison Co.	04/01/2024	1.10%	1,565,000	1,474,853
Southern California Edison Co.	02/01/2026	1.20%	350,000	308,113
				1,959,850
Entertainment: 0.23%
Warnermedia Holdings, Inc. (a)	03/15/2025	3.64%	1,700,000	1,610,878
Warnermedia Holdings, Inc. (a)	03/15/2027	3.76%	1,500,000	1,344,126
				2,955,004
Food: 0.05%
Conagra Brands, Inc.	08/11/2023	0.50%	700,000	674,310

Healthcare - Products: 0.47%
Baxter International, Inc.	11/29/2024	1.32%	2,800,000	2,584,305
DH Europe Finance II Sarl (b)	11/15/2024	2.20%	1,125,000	1,064,081
PerkinElmer, Inc.	09/15/2024	0.85%	2,655,000	2,462,752
				6,111,138
Healthcare - Services: 0.04%
HCA, Inc. (a)	03/15/2027	3.13%	610,000	540,264

Insurance: 0.57%
Equitable Financial Life Global (a)	11/17/2023	0.50%	375,000	357,073
Equitable Financial Life Global (a)	07/07/2025	1.40%	1,125,000	1,013,298
Metropolitan Life Global Funding I (a)	06/07/2024	0.55%	1,510,000	1,403,039
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	945,000	847,788
Principal Life Global Funding II (a)	04/12/2024	0.75%	1,340,000	1,250,823
Principal Life Global Funding II (a)	01/12/2026	0.88%	1,090,000	948,442
Protective Life Global Funding (a)	07/05/2024	0.78%	1,740,000	1,609,243
				7,429,706
Media: 0.06%
Comcast Corp.	03/01/2026	3.15%	875,000	824,561

Miscellaneous Manufacturing: 0.04%
Trane Technologies Luxembourg Finance SA (b)	03/21/2026	3.50%	615,000	577,772

Packaging & Containers: 0.19%
Amcor Finance, Inc.	04/28/2026	3.63%	1,535,000	1,433,879
Berry Global, Inc.	02/15/2024	0.95%	1,085,000	1,019,578
				2,453,457
Pharmaceuticals: 0.49%
AbbVie, Inc.	11/21/2024	2.60%	2,720,000	2,589,223
AbbVie, Inc.	05/14/2026	3.20%	535,000	500,287
Astrazeneca Finance LLC	05/28/2024	0.70%	1,755,000	1,644,267
Takeda Pharmaceutical Co. Ltd. (b)	11/26/2023	4.40%	1,675,000	1,664,198
				6,397,975
Pipelines: 0.31%
Enbridge, Inc. (b)	02/14/2025	2.50%	655,000	615,283
Energy Transfer Operating LP	05/15/2025	2.90%	360,000	334,902
MPLX LP	03/01/2026	1.75%	1,265,000	1,107,240
ONEOK, Inc.	09/01/2024	2.75%	610,000	579,803
TransCanada PipeLines Ltd. (b)	10/12/2024	1.00%	1,475,000	1,359,468
				3,996,696
Real Estate Investment Trusts: 0.20%
Brixmor Operating Partnership LP	06/15/2024	3.65%	650,000	627,404
SITE Centers Corp.	02/01/2025	3.63%	525,000	496,318
SITE Centers Corp.	06/01/2027	4.70%	1,505,000	1,395,497
				2,519,219
Retail: 0.13%
Genuine Parts Co.	02/01/2025	1.75%	360,000	332,378
Walmart, Inc.	09/09/2025	3.90%	1,415,000	1,389,735
				1,722,113
Software: 0.11%
VMware, Inc.	08/15/2024	1.00%	1,535,000	1,419,921

Telecommunications: 0.28%
NBN Co. Ltd. (a)(b)	10/08/2024	0.88%	980,000	899,820
Verizon Communications, Inc.	11/20/2025	0.85%	2,285,000	2,002,398
Verizon Communications, Inc.	03/20/2026	1.45%	880,000	775,656
				3,677,874
Transportation: 0.18%
Canadian Pacific Railway Co. (b)	12/02/2024	1.35%	2,545,000	2,354,158
TOTAL CORPORATE BONDS (Cost $138,019,018)				128,606,024

FOREIGN GOVERNMENT BOND: 0.00%*
Petroleos Mexicanos (b)	12/20/2022	2.00%	1,250	1,244
TOTAL FOREIGN GOVERNMENT BOND (Cost $1,250)				1,244

MORTGAGE BACKED SECURITIES: 8.31%
ACRE Commercial Mortgage Trust, 2021-FL4 A (1 Month LIBOR USD + 0.830%) (a)(b)(c)	12/18/2037	3.82%	473,082	468,128
Alen Mortgage Trust, 2021-ACEN A (1 Month LIBOR USD + 1.150%) (a)(c)	04/17/2034	3.97%	1,250,000	1,196,760
Angel Oak Mortgage Trust
Series 2020-1 M1 (a)(d)	12/25/2059	3.16%	877,000	777,016
Series 2020-5 A3 (a)(d)	05/25/2065	2.04%	60,466	54,024
BAMLL Commercial Mortgage Securities Trust, 2022-DKLX A (TSFR1M + 1.150%) (a)(c)	01/18/2039	4.00%	3,750,000	3,650,107
BHP Trust, 2019-BXHP A (1 Month LIBOR USD + 0.975%) (a)(c)	08/15/2036	3.79%	1,920,766	1,867,641
BSREP Commercial Mortgage Trust, 2021-DC A (1 Month LIBOR USD + 0.950%) (a)(c)	08/16/2038	3.77%	2,000,000	1,912,801
BX Commercial Mortgage Trust
Series 2021-21M A (1 Month LIBOR USD + 0.730%) (a)(c)	10/15/2036	3.55%	1,150,000	1,098,156
Series 2021-XL2 B (1 Month LIBOR USD + 0.998%) (a)(c)	10/15/2038	3.82%	3,267,117	3,087,027
Series 2021-CIP A (1 Month LIBOR USD + 0.921%) (a)(c)	12/15/2038	3.74%	2,950,000	2,824,367
Citigroup Commercial Mortgage Trust, 2021-PRM2 A (1 Month LIBOR USD + 0.950%) (a)(c)	10/15/2038	3.77%	3,750,000	3,625,243
Comm Mortgage Trust
Series 2015-3BP A (a)	02/12/2035	3.18%	1,030,000	954,896
Series 2013-CR9 A4 (d)	07/12/2045	4.41%	864,260	860,121
Series 2013-CR6 A4	03/10/2046	3.10%	440,000	438,175
Series 2013-CR6 AM (a)	03/12/2046	3.15%	1,000,000	993,190
Series 2013-CR10 A4 (d)	08/10/2046	4.21%	200,000	198,643
Series 2014-UBS2 A5	03/10/2047	3.96%	1,150,000	1,128,182
Series 2014-UBS2 AM	03/12/2047	4.20%	1,150,000	1,120,605
Series 2015-CR27 AM	10/13/2048	3.98%	1,000,000	939,906
Connecticut Avenue Securities Trust
Series 2021-R01 1M2 (SOFR30A + 1.550%) (a)(c)	10/25/2041	3.83%	1,570,000	1,491,332
Series 2021-R03 1M1 (SOFR30A + 0.850%) (a)(c)	12/26/2041	3.13%	2,253,786	2,203,540
Series 2022-R01 1M1 (SOFR30A + 1.000%) (a)(c)	12/26/2041	3.28%	1,562,583	1,533,172
Series 2022-R04 (SOFR30A + 2.000%) (a)(c)	03/25/2042	4.28%	2,323,421	2,300,924
Series 2022-R03 1M1 (SOFR30A + 2.100%) (a)(c)	03/25/2042	4.38%	2,467,518	2,441,336
Series 2022-R06 (SOFR30A + 2.750%) (a)(c)	05/25/2042	5.03%	570,028	569,531
CSMC Trust, 2017-CALI A (a)	11/12/2032	3.43%	1,750,000	1,637,879
ELP Commercial Mortgage Trust, 2021-ELP B (1 Month LIBOR USD + 1.120%) (a)(c)	11/15/2038	3.94%	2,650,000	2,510,582
EQUS Mortgage Trust, 2021-EQAZ A (1 Month LIBOR USD + 0.755%) (a)(c)	10/15/2036	3.57%	2,650,000	2,517,778
Extended Stay America Trust, 2021-ESH A (1 Month LIBOR USD + 1.080%) (a)(c)	07/15/2038	3.90%	1,192,660	1,155,185
Fannie Mae Connecticut Avenue Securities
Series 2014-C02 1M2 (1 Month LIBOR USD + 2.600%) (c)	05/28/2024	5.68%	577,807	576,611
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	3.53%	186,780	184,925
Series 2021-R02 2M1 (SOFR30A + 0.900%) (a)(c)	11/25/2041	3.18%	1,679,025	1,643,993
FHLMC Multifamily Structured Pass Through Certificates
Series K052 A1	01/25/2025	2.60%	216,130	211,285
Series K050 A1	01/25/2025	2.80%	1,605,145	1,568,455
Series K059 A1	09/25/2025	2.76%	660,763	635,003
Series KC06 A1	02/25/2026	2.17%	187,644	186,575
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 M2 (SOFR30A + 1.650%) (a)(c)	01/25/2034	3.93%	117,225	114,312
Series 2021-DNA6 M1 (SOFR30A + 0.800%) (a)(c)	10/25/2041	3.08%	3,250,000	3,185,490
Series 2022-DNA1 M1A (SOFR30A + 1.000%) (a)(c)	01/27/2042	3.28%	4,668,243	4,534,360
Series 2022-HQA1 M1A (SOFR30A + 2.100%) (a)(c)	03/25/2042	4.38%	949,439	946,839
Series 2022-DNA3 (SOFR30A + 2.000%) (a)(c)	04/25/2042	4.28%	2,435,521	2,417,275
Freddie Mac STACR REMIC Trust 2021-DNA6, 2021-DNA6 (SOFR30A + 1.500%) (a)(c)	10/25/2041	3.78%	400,000	363,000
Freddie Mac STACR Trust, 2018-HRP2 M3AS (1 Month LIBOR USD + 1.000%) (a)(c)	02/25/2047	4.08%	2,493,373	2,449,430
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7 M1 (SOFR30A + 0.850%) (a)(c)	11/25/2041	3.13%	3,750,000	3,652,358
Series 2022-DNA2 M1A (SOFR30A + 1.300%) (a)(c)	02/25/2042	3.58%	3,022,480	2,968,913
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	248,023	243,946
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	285,678	276,643
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	551,168	527,464
Series 2019-SB69 A5F (d)	10/25/2024	2.25%	1,448,359	1,385,006
Series 2016-SB23 A10F (d)	09/25/2026	2.31%	580,217	542,363
GCT Commercial Mortgage Trust, 2021-GCT A (1 Month LIBOR USD + 0.800%) (a)(c)	02/15/2038	3.62%	1,400,000	1,350,332
GS Mortgage Securities Corp II, 2021-ARDN A (1 Month LIBOR USD + 1.250%) (a)(c)	11/17/2036	4.07%	2,650,000	2,569,334
GS Mortgage Securities Trust
Series 2021-ROSS A (1 Month LIBOR USD + 1.150%) (a)(c)	06/16/2036	3.97%	2,000,000	1,869,950
Series 2013-GC10 AS	02/12/2046	2.94%	1,720,000	1,714,053
Series 2015-GC28 AS	02/12/2048	3.76%	885,000	839,710
Series 2021-NQM1 A3 (a)(d)	07/25/2061	1.53%	1,019,816	870,097
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC A (1 Month LIBOR USD + 0.800%) (a)(c)	04/15/2038	3.62%	1,653,569	1,601,608
Series 2013-C15 A-S	11/17/2045	4.42%	1,250,000	1,231,557
Series 2014-C23 ASB	09/17/2047	3.66%	551,982	541,971
Series 2014-C22 AS	09/17/2047	4.11%	1,350,000	1,298,070
Series 2013-C10 AS	12/17/2047	3.37%	762,000	755,095
Series 2016-JP3 A-5	08/15/2049	2.87%	1,500,000	1,367,723
MHC Commercial Mortgage Trust, 2021-MHC A (1 Month LIBOR USD + 0.801%) (a)(c)	04/15/2038	3.62%	2,000,000	1,924,905
New Residential Mortgage Loan Trust
Series 2016-1A A1 (a)(d)	03/25/2056	3.75%	116,921	108,778
Series 2018-5A A1 (a)(d)	12/25/2057	4.75%	390,477	378,894
OBX Trust, 2018-1 A2 (1 Month LIBOR USD + 0.650%) (a)(c)	06/25/2057	3.73%	239,662	232,153
OPG TRUST, 2021-PORT B (1 Month LIBOR USD + 0.713%) (a)(c)	10/15/2036	3.53%	1,850,510	1,732,913
PKHL Commercial Mortgage Trust, 2021-MF A (1 Month LIBOR USD + 0.880%) (a)(c)	07/15/2038	3.70%	3,250,000	3,119,687
SMR Mortgage Trust, 2022-IND A (TSFR1M + 1.650%) (a)(c)	02/15/2039	4.50%	3,617,214	3,513,188
SREIT Trust, 2021-MFP2 A (1 Month LIBOR USD + 0.822%) (a)(c)	11/17/2036	3.64%	3,750,000	3,590,291
UBS Commercial Mortgage Trust, 2017-C6 ASB	12/16/2050	3.50%	1,000,000	956,017
Verus Securitization Trust
Series 2020-1 A1 (a)(c)	01/25/2060	2.42%	183,682	177,329
Series 2020-1 A3 (a)(c)	01/25/2060	2.72%	432,932	417,491
WFRBS Commercial Mortgage Trust
Series 2013-C13 AS	05/17/2045	3.35%	185,000	182,189
Series 2012-C10 A3	12/15/2045	2.88%	357,599	356,784
Series 2013-UBS1 A4 (d)	03/16/2046	4.08%	689,551	680,664
Series 2013-C14 A5	06/15/2046	3.34%	200,000	197,548
Series 2013-C17 ASB	12/17/2046	3.56%	59,786	59,274
TOTAL MORTGAGE BACKED SECURITIES (Cost $112,359,002)				107,808,098

MUNICIPAL BONDS: 0.33%
County of King WA Sewer Revenue	07/01/2025	0.80%	320,000	288,942
Forsyth County School District	02/01/2024	0.92%	660,000	632,932
Miami Dade County Florida Aviation Refunding Taxable Series B	10/01/2023	2.37%	650,000	637,725
Nebraska Public Power District	01/01/2024	2.22%	675,000	656,307
State of Hawaii	08/01/2025	1.03%	1,955,000	1,774,491
Water Works Board of the City of Birmingham	01/01/2024	2.20%	270,000	263,490
TOTAL MUNICIPAL BONDS (Cost $4,530,689)				4,253,887

U.S. GOVERNMENT AGENCY ISSUES: 4.38%
Federal Farm Credit Banks	06/26/2023	1.77%	2,450,000	2,405,111
Federal Farm Credit Banks	07/17/2023	2.88%	1,600,000	1,582,318
Federal Farm Credit Banks	11/09/2023	0.40%	5,900,000	5,649,070
Federal Home Loan Banks	06/09/2023	3.25%	2,345,000	2,330,492
Federal Home Loan Banks	08/28/2023	0.13%	7,000,000	6,740,813
Federal Home Loan Banks	09/08/2023	3.38%	2,235,000	2,214,945
Federal Home Loan Banks	12/08/2023	3.38%	2,325,000	2,296,990
Federal Home Loan Banks	06/14/2024	1.75%	5,365,000	5,137,528
Federal Home Loan Banks	12/20/2024	1.00%	5,835,000	5,425,148
Federal Home Loan Banks	04/14/2025	0.50%	3,950,000	3,585,947
Federal Home Loan Mortgage Corp.	05/19/2023	0.25%	2,730,000	2,663,132
Federal Home Loan Mortgage Corp.	06/26/2023	0.25%	3,000,000	2,916,149
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	885,000	851,703
Federal Home Loan Mortgage Corp.	11/06/2023	0.25%	4,000,000	3,825,554
Federal National Mortgage Association	01/19/2023	2.38%	220,000	219,147
Federal National Mortgage Association	07/10/2023	0.25%	3,350,000	3,253,776
Federal National Mortgage Association	07/02/2024	1.75%	6,000,000	5,746,130
Small Business Administration Participation Certificates	11/01/2032	2.09%	6,110	5,530
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $59,395,332)				56,849,483

U.S. GOVERNMENT NOTES: 16.02%
United States Treasury Note	06/15/2024	0.25%	1,980,000	1,849,675
United States Treasury Note	08/15/2024	0.38%	8,080,000	7,519,134
United States Treasury Note	09/15/2024	0.38%	1,840,000	1,707,462
United States Treasury Note	09/30/2024	1.50%	500,000	474,141
United States Treasury Note	04/15/2025	2.63%	40,685,000	39,081,439
United States Treasury Note	05/31/2025	0.25%	90,490,000	81,412,722
United States Treasury Note	06/15/2025	2.88%	11,630,000	11,219,316
United States Treasury Note	07/15/2025	3.00%	38,940,000	37,644,028
United States Treasury Note	09/15/2025	3.50%	27,545,000	26,987,644
TOTAL U.S. GOVERNMENT NOTES (Cost $214,255,407)				207,895,561

SHORT TERM INVESTMENT: 32.31%
MONEY MARKET FUND: 32.31%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 2.88% (e)(f)^			419,141,714	419,141,714
TOTAL MONEY MARKET FUND (Cost $419,141,714)				419,141,714
TOTAL SHORT TERM INVESTMENT (Cost $419,141,714)				419,141,714

TOTAL INVESTMENTS (Cost $1,011,972,585): 90.59%				1,175,254,936
Other Assets in Excess of Liabilities: 9.41% (g)				122,012,971
TOTAL NET ASSETS: 100.00%				$1,297,267,907

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2022, the value of these securities total $135,069,472 which represents 10.41% of total net assets.

(b)	Foreign issued security.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2022.
(d)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2022.
(e)	The rate quoted is the annualized seven-day effective yield as of September 30, 2022.
(f)	All or a portion of this security is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts. At September 30, 2022, the value of this collateral totals $36,295.
(g)	Includes assets pledged as collateral for derivative contracts. At September 30, 2022, the value of these assets totals $31,616,986.
*	Amount rounds to less than 0.005% of net assets.
^	Holdings is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://sec.gov.

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TSFR1M	1 Month Average Secured Overnight Financing Rate

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
September 30, 2022 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Unrealized Appreciation	Counterparty

12/16/2022	LoCorr Commodities Index#	0.50%	Quarterly	$475,445,098	$76,794,395	Deutsche Bank AG

#	Comprised of a proprietary basket of Commodity Trading Advisor’s ‘‘CTA’’) Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of September 30, 2022 are shown below:#
			Number of Contracts			Concentration %
Description	Expiration Date		Purchased (Sold)		Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
Natural Gas	Jan-23		2,293		$163,645,161	8.41%
Brent Crude (ICE)	Oct-22		1,304		112,215,351	5.76%
WTI Crude	Oct-22		1,205		96,950,859	4.98%
Heating Oil	Oct-22		510		69,272,688	3.56%
WTI Crude	Oct-22		603		34,638,247	1.78%
Brent Crude	Dec-22		226		32,421,804	1.67%
Gasoline RBOB	Oct-22		232		23,196,673	1.19%
Endex Dutch TTF Gas Future	Jun-23		180		22,196,430	1.14%
Cotton No.2	Mar-23		454		18,764,877	0.96%
Copper	Feb-23		300		18,531,563	0.95%
Coffee	Mar-23		186		14,940,815	0.77%
Lean Hogs	Feb-23		422		13,469,544	0.69%
Platinum	Jan-23		279		12,074,314	0.62%
White Sugar	Nov-22		375		9,907,449	0.51%
Hard Red Wheat	Dec-22		179		8,779,735	0.45%
Lead	Dec-22		174		8,273,480	0.42%
Live Cattle	Jun-23		125		7,545,625	0.39%
Feeder Cattle	Mar-23		82		7,333,363	0.38%
Endex Dutch TTF Gas Future	Feb-24		62		6,729,215	0.35%
Zinc	Dec-22		89		6,656,785	0.34%
WTI Crude	Oct-22		173		6,222,001	0.32%
WTI Crude	Jul-23		154		5,958,260	0.31%
WTI Crude	Dec-22		351		6,107,062	0.31%
WTI Crude	Nov-22		57		5,383,934	0.28%
WTI Crude	Jul-23		145		5,269,616	0.27%
Total Purchase Contracts					716,484,851	36.81%

Sale Contracts:(1)
Natural Gas	Dec-22		(2,185)		$162,744,923	8.36%
WTI Crude	Nov-22		(1,290)		102,690,260	5.27%
Brent Crude (ICE)	Nov-22		(918)		77,509,623	3.98%
Heating Oil	Nov-22		(453)		59,866,128	3.08%
Live Cattle	Dec-22		(734)		43,146,229	2.22%
WTI Crude	Nov-22		(237)		33,645,164	1.73%
Brent Crude	Oct-22		(402)		28,073,852	1.44%
Lean Hogs	Dec-22		(907)		27,830,875	1.43%
WTI Crude	Dec-22		(455)		19,224,732	0.99%
Soybean	Jan-23		(259)		18,576,509	0.95%
Endex Dutch TTF Gas Future	Mar-23		(127)		16,238,450	0.83%
Aluminum	Dec-22		(282)		15,364,602	0.79%
Endex Dutch TTF Gas Future	Apr-23		(116)		14,633,305	0.75%
Gasoline RBOB	Nov-22		(139)		13,373,881	0.69%
Copper	Dec-22		(80)		13,518,933	0.69%
Feeder Cattle	Jan-23		(104)		9,176,455	0.47%
Sugar No.11	Apr-23		(431)		8,186,327	0.42%
Brent Crude (ICE)	Dec-22		(99)		8,227,478	0.42%
Endex Dutch TTF Gas Future	Aug-23		(65)		7,783,695	0.40%
Brent Crude (ICE)	Apr-23		(92)		7,250,980	0.37%
Gold	Feb-23		(36)		6,080,464	0.31%
Wheat	Dec-22		(118)		5,373,665	0.28%
Total Sale Contracts					698,516,529	35.87%
Other Futures Contracts					133,102,466	6.84%
Total Futures Contracts					1,548,103,846	79.52%

Forward Currency Contracts:
Other Forward Currency Contracts					4,606,888	0.24%
Total Forward Currency Contracts					4,606,888	0.24%

Cash and Foreign Currency:			Quantity
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			182,481,407		$182,481,407	9.37%
British Pound			6,705,855		6,005,898	0.31%
Total Cash and Foreign Currency Purchased					188,487,305	9.68%

Cash and Foreign Currency Sold:(1)
Euro			200,005,043		$204,077,146	10.48%
Total Cash and Foreign Currency Sold					204,077,146	10.48%
Other Cash and Foreign Currency					1,583,195	0.08%
Total Cash and Foreign Currency					394,147,646	20.24%
Total Underlying Positions					$1,946,858,380	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2022 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ‘‘Fund’’ and collectively the ‘‘Funds’’) follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Fund-linked options are stated at fair value based on the fair value of Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC and Galaxy Plus Fund - CoreCommodity Feeder Fund (558) LLC, taking into account any fees and expenses associated with the fund-linked option. Fund-linked options are generally categorized in Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

● securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of September 30, 2022:

Security Classification	Level 1	Level 2	Level 3	NAV As Practical Expedient	Total
Investments
Asset Backed Securities	$-	$60,680,022	$-	$-	$60,680,022
Commodity Pool	-	-	-	190,018,903	190,018,903
Corporate Bonds	-	128,606,024	-	-	128,606,024
Foreign Government Bond	-	1,244	-	-	1,244
Mortgage Backed Securities	-	107,808,098	-	-	107,808,098
Municipal Bonds	-	4,253,887	-	-	4,253,887
U.S. Government Agency Issues	-	56,849,483	-	-	56,849,483
U.S. Government Notes	-	207,895,561	-	-	207,895,561
Short Term Investment	419,141,714	-	-	-	419,141,714
Total Investments	$419,141,714	$756,113,222	$-	$190,018,903	$1,175,254,936

Swap Contracts*
Long Total Return Swap Contracts	$-	$76,794,395	$-	$-	$76,794,395
Total Swap Contracts	$-	$76,794,395	$-	$-	$76,794,395

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s investment in swap contracts represents the net unrealized appreciation at September 30, 2022.

The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.